Schedule of investments
Nomura Limited-Term Diversified Income Fund	March 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.63%
Fannie Mae Grantor Trust Series 2001-T5 A27.00% 6/19/41 •	9,441	$ 9,509
Freddie Mac REMICs
Series 4764 PA 3.00% 10/15/45	147,232	144,804
Series 5092 WG 1.00% 4/25/31	2,348,333	2,219,071
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, ~	1,753	1,625
Series T-54 2A 6.50% 2/25/43 ♦	411	432
Series T-58 2A 6.50% 9/25/43 ♦	152,294	154,938
GNMA
Series 2004-31 ZB 5.00% 4/20/34	528,168	526,779
Series 2012-39 PA 2.00% 3/16/42	702,279	657,995
Series 2015-151 KC 3.50% 4/20/34	236,612	231,647
Total Agency Collateralized Mortgage Obligations (cost $4,182,474)		3,946,800

Agency Commercial Mortgage-Backed Securities — 1.45%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 10.883% (SOFR + 7.21%, Floor 7.10%) 9/25/22 #, •	2,284,182	2,438,357
Series 2017-KF33 B 144A 6.333% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	968,036	940,431
Series 2017-KF40 B 144A 6.483% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,436,766
Series 2019-KF61 B 144A 5.983% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	563,392	540,583
Series 2019-KF68 B 144A 5.983% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	1,403,492	1,395,072
Series 2019-KF70 B 144A 6.083% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	838,158	828,347
Series 2020-KF74 B 144A 5.933% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	872,291	866,853
Series 2020-KF75 B 144A 6.033% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	624,430	583,886
Total Agency Commercial Mortgage-Backed Securities (cost $8,986,211)		9,030,295

NQ- 022 [0326] 0526 (5459500)    1

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations — 5.98%
AGL CLO 17 Series 2022-17A AR 144A 4.62% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	1,450,000	$ 1,447,623
Ballyrock CLO 27 Series 2024-27A A1A 144A 5.018% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	1,150,000	1,150,100
Canyon Capital CLO Series 2019-2A AR2 144A 4.682% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	750,000	748,531
Canyon CLO Series 2020-2A AR2 144A 4.702% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	1,100,000	1,096,957
CBAM Series 2020-13A A 144A 5.359% (TSFR03M + 1.69%, Floor 1.43%) 1/20/34 #, •	3,000,000	2,999,622
Flatiron CLO 31 Series 2025-31A A1 144A 4.897% (TSFR03M + 1.20%, Floor 1.20%) 1/18/39 #, •	4,000,000	3,990,360
KKR CLO 41 Series 2022-41A A1 144A 5.002% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	5,001,060
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	5,250,000	5,236,754
Magnetite XL Series 2024-40A A1 144A 5.122% (TSFR03M + 1.45%, Floor 1.45%) 7/15/37 #, •	3,500,000	3,502,727
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.658% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,500,000	1,497,321
Sound Point CLO XXV Series 2019-4A A1R 144A 4.948% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	4,354,919	4,355,041
TRESTLES CLO V Series 2021-5A A1R 144A 4.918% (TSFR03M + 1.25%, Floor 1.25%) 10/20/34 #, •	4,000,000	3,998,092
Venture 34 CLO Series 2018-34A AR 144A 4.952% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	239,600	239,601
Zais CLO 16 Series 2020-16A A1R2 144A 4.798% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	2,050,000	2,047,794
Total Collateralized Loan Obligations (cost $37,344,519)		37,311,583

2    NQ- 022 [0326] 0526 (5459500)

	Principal amount°	Value (US $)

Corporate Bonds — 35.69%
Banking — 7.23%
Akbank TAS 144A 7.498% 1/20/30 #	200,000	$ 203,896
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	200,000	210,413
Banco Santander
4.551% 11/6/30	600,000	591,663
5.365% 7/15/28 μ	1,000,000	1,010,963

Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #	200,000	204,940
Bangkok Bank 144A 4.507% 11/26/30 #	200,000	198,336
Bank Hapoalim BM 144A 4.722% 7/14/29 #	200,000	197,699
Bank Muscat SAOG 4.846% 10/1/30 ■	200,000	196,136
Bank of America
1.734% 7/22/27 μ	1,015,000	1,006,569
4.456% 2/6/32 μ	1,000,000	987,697
5.819% 9/15/29 μ	1,400,000	1,444,407
6.204% 11/10/28 μ	75,000	77,069
6.25% 7/26/30 μ, ψ	2,840,000	2,858,738

Bank of Montreal 4.439% 1/14/32 μ	1,065,000	1,048,969
Bank of New York Mellon 5.802% 10/25/28 μ	2,064,000	2,110,702
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	1,300,000	1,282,601
CBQ Finance 4.625% 9/10/30 ■	200,000	195,412
Citigroup 4.503% 9/11/31 μ	1,635,000	1,616,803
Citizens Bank 4.192% 1/29/29 μ	3,230,000	3,210,721
Deutsche Bank
4.95% 8/4/31 μ	1,814,000	1,807,677
5.297% 5/9/31 μ	1,070,000	1,081,342
6.819% 11/20/29 μ	715,000	750,858
7.146% 7/13/27 μ	925,000	931,296
Goldman Sachs Group
1.542% 9/10/27 μ	3,315,000	3,272,280
4.369% 10/21/31 μ	1,640,000	1,608,391
JPMorgan Chase & Co.
1.47% 9/22/27 μ	1,445,000	1,425,338
4.551% (SOFR + 0.89%) 4/22/27 •	955,000	955,469
5.14% 1/24/31 μ	955,000	972,690
5.571% 4/22/28 μ	1,315,000	1,331,310

Metropolitan Bank & Trust 5.375% 3/6/29 ■	200,000	204,461
Morgan Stanley
4.493% 1/16/32 μ	1,435,000	1,411,287
6.407% 11/1/29 μ	488,000	509,398

NQ- 022 [0326] 0526 (5459500)    3

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Morgan Stanley Bank 5.504% 5/26/28 μ	1,380,000	$ 1,395,942
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	197,138
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ	200,000	197,602
PNC Bank 4.429% 7/21/28 μ	2,030,000	2,029,744
PNC Financial Services Group 5.30% 1/21/28 μ	1,635,000	1,646,406
Popular 7.25% 3/13/28	655,000	679,007
State Street 4.543% 4/24/28 μ	595,000	596,312
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	780,000	773,467
144A 7.00% 2/10/30 #, μ, ψ	755,000	748,336

US Bancorp 6.787% 10/26/27 μ	1,330,000	1,347,844
Wells Fargo & Co. 5.15% 4/23/31 μ	575,000	584,931
		45,112,260
Basic Industry — 2.17%
Alumina Pty 144A 6.125% 3/15/30 #	1,555,000	1,587,857
Anglo American Capital 144A 4.625% 3/19/31 #	2,755,000	2,725,095
Celanese US Holdings 6.50% 4/15/30	1,540,000	1,572,599
Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,555,000	1,506,488
Constellium 144A 6.375% 8/15/32 #	1,505,000	1,522,458
Graphic Packaging International 144A 3.50% 3/1/29 #	1,355,000	1,269,647
Magnera 144A 4.75% 11/15/29 #	1,740,000	1,572,656
Novelis 144A 6.875% 1/30/30 #	1,550,000	1,564,649
Sasol Financing USA 4.375% 9/18/26	200,000	199,158
		13,520,607
Brokerage — 0.60%
Apollo Global Management 4.60% 1/15/31	770,000	763,340
Brookfield Asset Management 4.653% 11/15/30	1,505,000	1,492,449
Jefferies Finance 144A 5.00% 8/15/28 #	1,625,000	1,515,819
		3,771,608
Capital Goods — 4.98%
Boeing
6.259% 5/1/27	490,000	498,598
6.388% 5/1/31	385,000	410,705

Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	1,570,000	1,543,119
Eaton 4.20% 3/6/31	3,860,000	3,805,550
Esab 144A 6.25% 4/15/29 #	1,540,000	1,564,869
GE Vernova 4.25% 2/4/31	5,885,000	5,820,701
Herc Holdings 144A 7.00% 6/15/30 #	1,520,000	1,559,648
Honeywell Aerospace 144A 4.00% 3/16/29 #	7,450,000	7,382,359
4    NQ- 022 [0326] 0526 (5459500)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Manitowoc 144A 9.25% 10/1/31 #	1,435,000	$ 1,500,333
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #	680,000	680,486
Sealed Air 144A 7.25% 2/15/31 #	1,560,000	1,636,830
Terex 144A 6.25% 10/15/32 #	1,545,000	1,556,500
TransDigm 144A 6.625% 3/1/32 #	1,545,000	1,577,630
Trivium Packaging Finance 144A 8.25% 7/15/30 #	1,500,000	1,570,580
		31,107,908
Communications — 4.25%
AT&T 4.40% 4/30/31	4,500,000	4,455,800
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	200,000	197,846
CCO Holdings 144A 5.375% 6/1/29 #	2,245,000	2,215,529
Connect Finco 144A 9.00% 9/15/29 #	1,500,000	1,577,685
IHS Holding 144A 6.25% 11/29/28 #	200,000	198,510
Iliad Holding 144A 8.50% 4/15/31 #	640,000	670,178
McGraw-Hill Education 144A 7.375% 9/1/31 #	1,546,000	1,579,250
Orange 144A 4.25% 1/13/31 #	1,300,000	1,275,653
Outfront Media Capital 144A 4.25% 1/15/29 #	1,650,000	1,591,888
Prosus 144A 3.257% 1/19/27 #	200,000	197,480
Sirius XM Radio 144A 4.125% 7/1/30 #	1,670,000	1,564,760
Sitios Latinoamerica 144A 6.00% 11/25/29 #	200,000	201,900
SoftBank 144A 4.699% 7/9/30 #	1,955,000	1,944,258
Stagwell Global 144A 5.625% 8/15/29 #	1,630,000	1,553,239
T-Mobile USA 3.75% 4/15/27	4,010,000	3,985,936
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	200,000	202,749
Univision Communications 144A 7.375% 6/30/30 #	1,615,000	1,583,660
Virgin Media Secured Finance 144A 5.50% 5/15/29 #	1,615,000	1,549,899
		26,546,220
Consumer Cyclical — 4.60%
Amazon.com 4.25% 3/13/31	2,830,000	2,809,781
American Axle & Manufacturing 144A 6.375% 10/15/32 #	1,535,000	1,520,491
Arches Buyer 144A 4.25% 6/1/28 #	1,630,000	1,575,971
Bath & Body Works 144A 6.625% 10/1/30 #	1,540,000	1,555,480
Caesars Entertainment 144A 7.00% 2/15/30 #	246,000	249,157
Cyprium 144A 6.125% 4/15/31 #	2,535,000	2,505,385
Ford Motor Credit 6.80% 5/12/28	1,350,000	1,390,959
Garrett Motion Holdings 144A 7.75% 5/31/32 #	1,500,000	1,554,128
General Motors Financial 4.20% 10/27/28	1,985,000	1,965,029
Goodyear Tire & Rubber 6.625% 7/15/30	1,545,000	1,512,091
NQ- 022 [0326] 0526 (5459500)    5

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Hyundai Capital Services 144A 5.25% 1/22/28 #	200,000	$ 202,635
Life Time 144A 6.00% 11/15/31 #	1,545,000	1,558,068
Lowe's 4.25% 3/15/31	1,045,000	1,026,101
MGM Resorts International 6.125% 9/15/29	1,535,000	1,544,947
Six Flags Entertainment 144A 6.625% 5/1/32 #	1,545,000	1,542,757
Victra Holdings 144A 8.75% 9/15/29 #	1,500,000	1,558,009
Wand NewCo 3 144A 7.625% 1/30/32 #	1,480,000	1,514,087
William Carter 144A 7.375% 2/15/31 #	1,530,000	1,562,445
ZF North America Capital 144A 6.875% 4/14/28 #	1,535,000	1,557,884
		28,705,405
Consumer Non-Cyclical — 3.68%
Abbott Laboratories 4.00% 3/15/31	6,800,000	6,693,762
Acadia Healthcare
144A 5.50% 7/1/28 #	1,620,000	1,614,163
144A 7.375% 3/15/33 #	1,315,000	1,347,973

Avantor Funding 144A 4.625% 7/15/28 #	1,625,000	1,586,997
Cargill 144A 4.125% 10/23/30 #	885,000	872,443
Central American Bottling 144A 5.25% 4/27/29 #	200,000	194,765
Energizer Holdings 144A 4.75% 6/15/28 #	1,620,000	1,595,664
Fiesta Purchaser 144A 7.875% 3/1/31 #	1,510,000	1,538,529
Indofood CBP Sukses Makmur 3.398% 6/9/31 ■	200,000	183,958
Merck & Co.
3.85% 3/15/29	680,000	675,200
4.15% 3/15/31	1,815,000	1,795,314
Novartis Capital
4.10% 3/16/29	3,100,000	3,096,722
4.40% 3/18/31	620,000	620,004

Pfizer 4.20% 11/15/30	615,000	610,897
Thermo Fisher Scientific 1.75% 10/15/28	605,000	570,049
		22,996,440
Electric — 0.96%
Black Hills 4.55% 1/31/31	840,000	831,407
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	202,100	209,044
Duke Energy Florida 4.20% 12/1/30	885,000	875,599
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	144,845	142,613
National Rural Utilities Cooperative Finance 4.15% 8/25/28	450,000	448,610
NRG Energy 144A 4.734% 10/15/30 #	1,350,000	1,338,223
Vistra 144A 7.00% 12/15/26 #, μ, ψ	1,330,000	1,332,636
6    NQ- 022 [0326] 0526 (5459500)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Vistra Operations 144A 4.70% 1/31/31 #	830,000	$ 817,106
		5,995,238
Energy — 2.60%
Azule Energy Finance 144A 8.125% 1/23/30 #	200,000	202,755
ConocoPhillips 4.30% 8/15/28	777,000	776,450
Enbridge
4.90% 6/20/30	700,000	707,599
5.25% 4/5/27	795,000	801,865

Energy Transfer 5.55% 2/15/28	1,930,000	1,967,787
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,341,102	1,305,812
GNL Quintero 144A 4.634% 7/31/29 #	82,400	82,167
NGL Energy Operating 144A 8.375% 2/15/32 #	1,515,000	1,562,380
Noble Finance II 144A 8.00% 4/15/30 #	1,550,000	1,596,673
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	200,000	194,800
SM Energy
144A 6.75% 8/1/29 #	1,575,000	1,599,865
144A 8.625% 11/1/30 #	1,495,000	1,578,243

Tecpetrol 144A 7.625% 11/3/30 #	170,000	172,219
Transportadora de Gas del Peru 144A 4.25% 4/30/28 #	159,000	158,172
USA Compression Partners 144A 7.125% 3/15/29 #	1,860,000	1,904,205
Venture Global LNG 144A 8.125% 6/1/28 #	1,555,000	1,591,101
		16,202,093
Finance Companies — 1.90%
AerCap Ireland Capital DAC 5.10% 1/19/29	3,160,000	3,202,039
Avolon Holdings Funding 144A 4.95% 1/15/28 #	960,000	963,598
Azorra Finance 144A 7.75% 4/15/30 #	1,495,000	1,541,070
Blackstone Private Credit Fund
5.05% 9/10/30	840,000	792,463
5.35% 3/12/31	745,000	708,155
5.60% 11/22/29	870,000	846,727

Blue Owl Credit Income 6.60% 9/15/29	2,044,000	2,037,240
Muthoot Finance 144A 6.375% 3/2/30 #	200,000	197,677
OneMain Finance 6.625% 5/15/29	1,545,000	1,548,432
		11,837,401
Industrials — 0.49%
Hillenbrand 6.25% 2/15/29	1,555,000	1,441,928
Williams Scotsman 144A 6.625% 6/15/29 #	1,580,000	1,598,990
		3,040,918
NQ- 022 [0326] 0526 (5459500)    7

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance — 0.39%
FWD Group Holdings 144A 5.252% 9/22/30 #	200,000	$ 199,333
Howden UK Refinance 144A 7.25% 2/15/31 #	1,535,000	1,549,116
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	660,000	669,017
		2,417,466
Real Estate Investment Trusts — 0.28%
Starwood Property Trust 144A 5.25% 10/15/28 #	1,580,000	1,563,007
Trust 2401 144A 4.869% 1/15/30 #	200,000	192,701
		1,755,708
Technology — 1.24%
Alphabet 3.70% 2/15/29	1,650,000	1,636,163
Baidu 1.72% 4/9/26	1,050,000	1,050,404
Cloud Software Group 144A 6.50% 3/31/29 #	1,575,000	1,538,075
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	200,000	201,682
Oracle 4.95% 2/4/31	1,905,000	1,864,577
Salesforce 4.90% 9/15/31	1,435,000	1,433,307
		7,724,208
Transportation — 0.26%
Latam Airlines Group 144A 7.875% 4/15/30 #	155,000	156,744
United Airlines Holdings 4.875% 3/1/29	1,500,000	1,470,872
		1,627,616
Utilities — 0.06%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	200,000	207,771
Nova Securitisation 144A 5.75% 2/3/31 #	200,000	193,746
		401,517
Total Corporate Bonds (cost $225,111,893)		222,762,613

Government Agency Obligations — 0.38%
Airport Authority 144A 4.875% 7/15/30 #	200,000	206,412
AL Jawaher Assets 144A 4.662% 10/29/30 #	200,000	194,593
Baiterek National Investment Holding JSC 144A 5.45% 5/8/28 #	200,000	201,716
Comision Federal de Electricidad 144A 3.348% 2/9/31 #	200,000	179,308
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	200,566
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	189,894
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	200,000	203,101
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	198,258
8    NQ- 022 [0326] 0526 (5459500)

	Principal amount°	Value (US $)

Government Agency Obligations (continued)
OCP 144A 6.10% 4/30/30 #	200,000	$ 203,249
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	200,000	200,665
Petronas Capital 144A 4.95% 1/3/31 #	200,000	204,472
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	200,000	197,420
Total Government Agency Obligations (cost $2,352,372)		2,379,654

Non-Agency Asset-Backed Securities — 15.84%
American Express Credit Account Master Trust Series 2023-1 A4.87% 5/15/28	500,000	500,498
ARI Fleet Lease Trust
Series 2024-B A2 144A 5.54% 4/15/33 #	1,485,997	1,493,388
Series 2025-A B 144A 4.70% 1/17/34 #	1,000,000	1,002,383

CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	3,900,000	3,791,044
Enterprise Fleet Financing Series 2023-3 A2 144A 6.40% 3/20/30 #	1,382,699	1,395,134
Ford Credit Auto Owner Trust
Series 2023-1 A 144A 4.85% 8/15/35 #	4,000,000	4,041,536
Series 2024-B A3 5.10% 4/15/29	6,268,199	6,316,881

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	10,000,000	10,115,728
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 4.822% (SOFR + 1.15%) 6/15/28 #, •	1,000,000	1,001,443
Series 2024-1A A1 144A 5.13% 3/15/29 #	4,000,000	4,034,975

GreatAmerica Leasing Receivables Funding Series 2024-1 A3 144A 4.98% 1/18/28 #	2,430,183	2,442,762
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	1,017,815	1,018,318
Series 2024-C A3 144A 4.62% 4/17/28 #	2,000,000	2,006,009

Hyundai Auto Receivables Trust Series 2025-D A2A4.03% 11/15/28	6,000,000	6,001,271
Mercedes-Benz Auto Lease Trust Series 2026-A A2A3.83% 7/17/28	850,000	848,229
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 4.572% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	3,000,000	3,011,089
NQ- 022 [0326] 0526 (5459500)    9

Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	4,000,000	$ 4,027,423
PFS Financing Series 2025-A A 144A 4.322% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	10,050,000	10,061,892
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	3,750,000	3,790,192
Series 2025-2 A2 4.71% 6/15/28	650,116	650,525
Series 2025-4 D 4.95% 1/15/32	875,000	868,689

Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	8,000,000	7,968,400
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	678,883	681,812
Series 2024-B A3 5.33% 1/16/29	2,171,949	2,191,041
Series 2024-C A4 4.83% 11/15/29	5,000,000	5,052,869
Verizon Master Trust
Series 2024-3 A1A 5.34% 4/22/30	4,000,000	4,052,741
Series 2025-9 A1B 4.092% (SOFR + 0.42%) 10/21/30 •	1,000,000	1,000,643

Volkswagen Auto Lease Trust Series 2024-A A35.21% 6/21/27	3,482,702	3,493,532
Volvo Financial Equipment Series 2026-1A A3 144A 3.93% 5/15/30 #	2,275,000	2,260,246
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	3,149,047	3,169,301
World Omni Auto Receivables Trust Series 2022-D A35.61% 2/15/28	601,325	602,613
Total Non-Agency Asset-Backed Securities (cost $98,322,428)		98,892,607

Non-Agency Collateralized Mortgage Obligations — 3.32%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	1,151,437	1,158,072
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.162% (SOFR + 1.50%) 10/25/43 #, •	505,887	506,044
Series 2025-R01 1M2 144A 5.162% (SOFR + 1.50%) 1/25/45 #, •	1,020,000	1,019,386
Series 2025-R02 1M2 144A 5.262% (SOFR + 1.60%) 2/25/45 #, •	1,620,000	1,621,463
Series 2025-R03 2M1 144A 5.262% (SOFR + 1.60%) 3/25/45 #, •	325,516	326,296
10    NQ- 022 [0326] 0526 (5459500)

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R05 2M2 144A 5.262% (SOFR + 1.60%) 7/25/45 #, •	640,000	$ 641,977
Series 2026-R01 2M2 144A 5.012% (SOFR + 1.35%) 1/25/46 #, •	2,070,000	2,069,941
Series 2026-R02 1M2 144A 5.162% (SOFR + 1.50%) 2/25/46 #, •	1,060,000	1,064,635
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 5.512% (SOFR + 1.85%) 11/25/43 #, •	1,453,394	1,463,536
Series 2025-DNA1 M2 144A 5.012% (SOFR + 1.35%) 1/25/45 #, •	2,360,000	2,343,787
Series 2025-DNA2 M1 144A 4.862% (SOFR + 1.20%) 5/25/45 #, •	1,449,699	1,447,887
Series 2025-DNA3 M2 144A 5.162% (SOFR + 1.50%) 9/25/45 #, •	630,000	631,447
Series 2026-DNA2 B1 144A 5.772% (SOFR + 2.10%) 3/25/46 #, •	1,910,000	1,906,419

OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,241,712	1,248,581
Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.962% (SOFR + 1.30%) 2/25/46 #, •	840,000	840,927
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	2,396,625	2,406,078
Total Non-Agency Collateralized Mortgage Obligations (cost $20,677,537)		20,696,476

Sovereign Bonds — 0.15%Δ
Colombia — 0.03%
Colombia Government International Bond 6.125% 1/21/31	200,000	197,000
		197,000
Dominican Republic — 0.03%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	200,000	190,560
		190,560
Mexico — 0.04%
Eagle Funding Luxco 144A 5.50% 8/17/30 #	250,000	251,625
		251,625
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Schedule of investments
Nomura Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Poland — 0.02%
Republic of Poland Government International Bonds 4.875% 2/12/30	150,000	$ 153,411
		153,411
Serbia — 0.03%
Serbia International Bond 144A 2.125% 12/1/30 #	200,000	173,064
		173,064
Total Sovereign Bonds (cost $945,620)		965,660

Supranational Banks — 0.03%
Africa Finance 144A 5.55% 10/8/29 #	200,000	201,629
Total Supranational Banks (cost $200,000)		201,629

US Treasury Obligations — 34.14%
US Treasury Floating Rate Notes 3.752% (USBMMY3M + 0.10%) 1/31/28 •	6,020,000	6,020,197
US Treasury Notes
3.50% 1/31/28	54,435,000	54,128,803
3.50% 1/15/29	83,535,000	82,830,173
3.50% 11/30/30	10,225,000	10,037,675
3.625% 12/31/30	36,250,000	35,760,766
3.75% 12/31/28	13,245,000	13,220,424
3.75% 1/31/31	11,160,000	11,065,838
Total US Treasury Obligations (cost $214,266,371)		213,063,876
	Number of shares
Short-Term Investments — 1.38%
Money Market Mutual Funds — 1.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	2,150,000	2,150,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	2,150,000	2,150,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	2,150,000	2,150,000
12    NQ- 022 [0326] 0526 (5459500)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	2,150,000	$ 2,150,000
Total Short-Term Investments (cost $8,600,000)		8,600,000
Total Value of Securities—98.99% (cost $620,989,425)		617,851,193

Receivables and Other Assets Net of Liabilities—1.01%★		6,278,159
Net Assets Applicable to 79,257,633 Shares Outstanding—100.00%		$624,129,352
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at March 31, 2026.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2026, the aggregate value of Rule 144A securities was $242,809,570, which represents 38.90% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
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Schedule of investments
Nomura Limited-Term Diversified Income Fund
φ	Step coupon bond. Stated rate in effect at March 31, 2026 through maturity date.
Δ	Securities have been classified by country of risk.
★	Includes $1,964,405 cash collateral held at broker for futures contracts as of March 31, 2026.
The following forward foreign currency exchange contracts and futures contracts were outstanding at March 31, 2026:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
TD	AUD	(9,110,000)	USD	6,436,878	5/12/26	$154,956
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
848	$175,913,625	$177,169,182	6/30/26	$—	$(1,255,557)	$66,250
US Treasury 10 yr Ultra Notes
17	1,929,766	1,964,337	6/18/26	—	(34,571)	5,047
				179,133,519		—	(1,290,128)	71,297
Short Contracts:
US Treasury 5 yr Notes
(1,300)	(140,633,598)	(142,213,394)	6/30/26	1,579,796	—	(204,710)
US Treasury Long Bonds
(21)	(2,391,375)	(2,456,618)	6/18/26	65,243	—	(7,875)
				(144,670,012)		1,645,039	—	(212,585)
Total Futures Contracts		$34,463,507		$1,645,039	$(1,290,128)	$(141,288)
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
AD – Akcionarsko Drustvo
CDS – Credit Default Swap
14    NQ- 022 [0326] 0526 (5459500)

Summary of abbreviations: (continued)
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
REMIC – Real Estate Mortgage Investment Conduit
SAOG – Societe Anonyme Omanaise Generale
SOFR – Secured Overnight Financing Rate
TAS – Turk Anonim Sirketi
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
AUD – Australian Dollar
USD – US Dollar
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